STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Advertising - 0.2%
Omnicom Group, Inc.	2,518	$254,318
Trade Desk, Inc. - Class A (a)	5,977	718,495
		972,813

Aerospace & Defense - 1.9%
Axon Enterprise, Inc. (a)	1,089	461,191
Boeing Co. (a)	8,655	1,292,278
General Dynamics Corp.	3,285	957,939
General Electric Co.	14,861	2,552,823
HEICO Corp.	457	111,942
HEICO Corp. - Class A	1,370	263,054
Howmet Aerospace, Inc.	5,543	552,748
L3Harris Technologies, Inc.	2,441	604,074
Lockheed Martin Corp.	3,254	1,776,847
Northrop Grumman Corp.	1,868	950,849
RTX Corp.	18,455	2,232,870
TransDigm Group, Inc.	713	928,540
		12,685,155

Agricultural & Farm Machinery - 0.2%
Deere & Co.	3,481	1,408,726

Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	7,329	404,634

Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	1,962	233,478
FedEx Corp.	3,008	823,741
United Parcel Service, Inc. - Class B	9,855	1,321,161
		2,378,380

Apparel Retail - 0.4%
Ross Stores, Inc.	4,397	614,349
TJX Cos., Inc.	15,546	1,757,164
		2,371,513

Apparel, Accessories & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (a)	1,450	431,955

Application Software - 2.9%
Adobe, Inc. (a)	6,208	2,967,921
ANSYS, Inc. (a)	1,227	393,143

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Application Software - 2.9% (Continued)
AppLovin Corp. - Class A (a)	2,648	$448,545
Atlassian Corp. - Class A (a)	2,059	388,204
Autodesk, Inc. (a)	2,745	779,031
Bentley Systems, Inc. - Class B	2,821	136,141
Cadence Design Systems, Inc. (a)	3,716	1,026,062
Datadog, Inc. - Class A (a)	3,791	475,543
Fair Isaac Corp. (a)	310	617,864
HubSpot, Inc. (a)	692	383,915
Intuit, Inc.	3,743	2,284,353
MicroStrategy, Inc. - Class A (a)	2,170	530,565
Palantir Technologies, Inc. - Class A (a)	27,849	1,157,404
PTC, Inc. (a)	1,865	345,640
Roper Technologies, Inc.	1,530	822,727
Salesforce, Inc.	12,940	3,770,328
Samsara, Inc. - Class A (a)	2,749	131,375
Synopsys, Inc. (a)	2,040	1,047,764
Tyler Technologies, Inc. (a)	663	401,506
Workday, Inc. - Class A (a)	3,097	724,233
Zoom Video Communications, Inc. - Class A (a)	2,975	222,352
		19,054,616

Asset Management & Custody Banks - 1.1%
Ameriprise Financial, Inc.	1,280	653,184
Ares Management Corp. - Class A	2,226	373,256
Bank of New York Mellon Corp.	10,169	766,336
Blackrock, Inc.	1,880	1,844,336
Blackstone, Inc.	9,706	1,628,182
Blue Owl Capital, Inc. - Class A	6,090	136,172
KKR & Co., Inc.	9,243	1,277,752
Northern Trust Corp.	2,549	256,226
State Street Corp.	3,866	358,765
T Rowe Price Group, Inc.	2,806	308,267
		7,602,476

Automobile Manufacturers - 1.7%
Ford Motor Co.	54,105	556,740
General Motors Co.	15,692	796,526
Rivian Automotive, Inc. - Class A (a)(b)	10,436	105,404
Stellantis NV (b)	28,251	384,779
Tesla, Inc. (a)	38,730	9,676,690
		11,520,139

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Automotive Parts & Equipment - 0.0%(c)
Aptiv PLC (a)	3,841	$218,284

Automotive Retail - 0.3%
AutoZone, Inc. (a)	239	719,151
Carvana Co. (a)	1,572	388,772
O'Reilly Automotive, Inc. (a)	766	883,305
		1,991,228

Biotechnology - 2.0%
AbbVie, Inc.	24,612	5,017,648
Alnylam Pharmaceuticals, Inc. (a)	1,950	519,851
Amgen, Inc.	7,378	2,362,140
Biogen, Inc. (a)	1,964	341,736
BioMarin Pharmaceutical, Inc. (a)	2,420	159,454
Gilead Sciences, Inc.	17,096	1,518,467
Incyte Corp. (a)	2,409	178,555
Moderna, Inc. (a)	4,456	242,228
Regeneron Pharmaceuticals, Inc. (a)	1,502	1,258,976
Vertex Pharmaceuticals, Inc. (a)	3,512	1,671,642
		13,270,697

Broadcasting - 0.0%(c)
Fox Corp. - Class A	3,089	129,738
Fox Corp. - Class B	1,336	52,051
		181,789

Broadline Retail - 3.6%
Amazon.com, Inc. (a)	128,443	23,941,775
eBay, Inc.	6,835	393,081
		24,334,856

Building Products - 0.5%
Builders FirstSource, Inc. (a)	1,914	328,060
Carrier Global Corp.	11,457	833,153
Johnson Controls International PLC	9,346	706,090
Lennox International, Inc.	427	257,298
Masco Corp.	2,854	228,063
Trane Technologies PLC	3,114	1,152,678
		3,505,342

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Cable & Satellite - 0.4%
Charter Communications, Inc. - Class A (a)	1,313	$430,152
Comcast Corp. - Class A	54,182	2,366,128
Sirius XM Holdings, Inc.	3,144	83,819
		2,880,099

Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	918	165,809
Old Dominion Freight Line, Inc.	2,540	511,353
		677,162

Casinos & Gaming - 0.1%
DraftKings, Inc. - Class A (a)	5,688	200,900
Las Vegas Sands Corp.	4,957	257,021
MGM Resorts International (a)	3,231	119,127
		577,048

Commercial & Residential Mortgage Finance - 0.0%(c)
Rocket Cos., Inc. - Class A (a)	1,373	22,105

Commodity Chemicals - 0.1%
Dow, Inc.	9,578	472,961
LyondellBasell Industries NV - Class A	3,229	280,439
Westlake Corp.	366	48,290
		801,690

Communications Equipment - 0.8%
Arista Networks, Inc. (a)	3,372	1,303,076
Cisco Systems, Inc.	51,330	2,811,344
Motorola Solutions, Inc.	2,400	1,078,440
		5,192,860

Computer & Electronics Retail - 0.0%(c)
Best Buy Co., Inc.	2,489	225,080

Construction & Engineering - 0.1%
Quanta Services, Inc.	1,953	589,083

Construction Machinery & Heavy Transportation Equipment - 0.6%
Caterpillar, Inc.	6,720	2,528,064
Cummins, Inc.	1,927	633,944

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Construction Machinery & Heavy Transportation Equipment - 0.6% (Continued)
PACCAR, Inc.	6,792	$708,270
Westinghouse Air Brake Technologies Corp.	2,319	435,926
		4,306,204

Construction Materials - 0.3%
CRH PLC	9,254	883,109
Martin Marietta Materials, Inc.	794	470,318
Vulcan Materials Co.	1,990	545,121
		1,898,548

Consumer Electronics - 0.1%
Garmin Ltd.	2,060	408,601

Consumer Finance - 0.5%
American Express Co.	7,048	1,903,524
Capital One Financial Corp.	4,998	813,625
Discover Financial Services	3,287	487,889
Synchrony Financial	5,567	306,964
		3,512,002

Consumer Staples Merchandise Retail - 1.7%
Costco Wholesale Corp.	6,073	5,308,895
Dollar General Corp.	2,803	224,352
Dollar Tree, Inc. (a)	2,638	170,520
Target Corp.	6,214	932,349
Walmart, Inc.	60,876	4,988,788
		11,624,904

Copper - 0.1%
Freeport-McMoRan, Inc.	19,462	876,179

Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	1,893	399,158
SS&C Technologies Holdings, Inc.	2,761	193,077
		592,235

Distillers & Vintners - 0.1%
Brown-Forman Corp. - Class A	526	22,923
Brown-Forman Corp. - Class B	4,056	178,586
Constellation Brands, Inc. - Class A	2,134	495,813
		697,322

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Distributors - 0.0%(c)
Genuine Parts Co.	1,885	$216,209

Diversified Banks - 3.0%
Bank of America Corp.	94,413	3,948,352
Citigroup, Inc.	25,164	1,614,774
Fifth Third Bancorp	9,309	406,617
First Citizens BancShares, Inc. - Class A	166	321,600
JPMorgan Chase & Co.	39,328	8,727,670
PNC Financial Services Group, Inc.	5,727	1,078,222
US Bancorp	20,930	1,011,128
Wells Fargo & Co.	48,522	3,150,048
		20,258,411

Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	6,009	860,849
Corebridge Financial, Inc.	3,054	97,026
		957,875

Diversified Support Services - 0.2%
Cintas Corp.	4,660	959,074
Copart, Inc. (a)	11,861	610,486
		1,569,560

Electric Utilities - 1.6%
Alliant Energy Corp.	3,162	189,720
American Electric Power Co., Inc.	6,804	671,895
Avangrid, Inc.	801	28,604
Constellation Energy Corp.	4,252	1,118,106
Duke Energy Corp.	10,354	1,193,506
Edison International	4,981	410,434
Entergy Corp.	2,712	419,763
Evergy, Inc.	2,884	174,309
Eversource Energy	4,579	301,527
Exelon Corp.	13,578	533,615
FirstEnergy Corp.	7,488	313,223
NextEra Energy, Inc.	29,155	2,310,534
PG&E Corp.	28,349	573,217
PPL Corp.	9,900	322,344
Southern Co.	14,919	1,358,077
Xcel Energy, Inc.	7,546	504,148
		10,423,022

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Electrical Components & Equipment - 0.7%
AMETEK, Inc.	3,525	$646,274
Eaton Corp. PLC	5,508	1,826,343
Emerson Electric Co.	7,744	838,443
Hubbell, Inc.	746	318,564
Rockwell Automation, Inc.	1,737	463,275
Vertiv Holdings Co. - Class A	4,690	512,570
		4,605,469

Electronic Components - 0.2%
Amphenol Corp. - Class A	16,131	1,081,099
Corning, Inc.	10,369	493,461
		1,574,560

Electronic Equipment & Instruments - 0.2%
Keysight Technologies, Inc. (a)	2,280	339,743
Teledyne Technologies, Inc. (a)	723	329,196
Trimble, Inc. (a)	3,115	188,457
Zebra Technologies Corp. - Class A (a)	749	286,096
		1,143,492

Electronic Manufacturing Services - 0.1%
TE Connectivity PLC	4,135	609,582

Environmental & Facilities Services - 0.3%
Republic Services, Inc.	2,986	591,228
Rollins, Inc.	3,975	187,382
Veralto Corp.	2,938	300,234
Waste Management, Inc.	5,548	1,197,536
		2,276,380

Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	2,456	201,957
Corteva, Inc.	9,551	581,847
		783,804

Financial Exchanges & Data - 1.2%
Cboe Global Markets, Inc.	1,470	313,948
CME Group, Inc.	4,712	1,061,896
Coinbase Global, Inc. - Class A (a)	2,491	446,512
FactSet Research Systems, Inc.	559	253,820
Intercontinental Exchange, Inc.	7,743	1,206,901
Moody's Corp.	2,101	953,938

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Financial Exchanges & Data - 1.2% (Continued)
MSCI, Inc.	1,058	$604,330
Nasdaq, Inc.	6,494	480,036
S&P Global, Inc.	4,402	2,114,545
Tradeweb Markets, Inc. - Class A	2,105	267,335
		7,703,261

Food Distributors - 0.1%
Sysco Corp.	6,559	491,597

Food Retail - 0.1%
Kroger Co.	9,183	512,136

Footwear - 0.3%
Deckers Outdoor Corp. (a)	2,348	377,770
NIKE, Inc. - Class B	16,582	1,278,969
		1,656,739

Gas Utilities - 0.0%(c)
Atmos Energy Corp.	2,027	281,307

Gold - 0.1%
Newmont Corp.	15,689	712,908

Health Care Distributors - 0.3%
Cardinal Health, Inc.	3,084	334,676
Cencora, Inc.	2,221	506,565
McKesson Corp.	1,708	855,008
		1,696,249

Health Care Equipment - 2.2%
Abbott Laboratories	23,878	2,707,049
Baxter International, Inc.	6,706	239,404
Becton Dickinson & Co.	3,928	917,542
Boston Scientific Corp. (a)	20,216	1,698,548
Dexcom, Inc. (a)	6,340	446,843
Edwards Lifesciences Corp. (a)	8,128	544,657
GE HealthCare Technologies, Inc.	6,431	561,748
Hologic, Inc. (a)	2,941	237,839
IDEXX Laboratories, Inc. (a)	1,095	445,577
Insulet Corp. (a)	787	182,214
Intuitive Surgical, Inc. (a)	4,803	2,419,944
Medtronic PLC	18,373	1,639,790

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Health Care Equipment - 2.2% (Continued)
ResMed, Inc.	1,978	$479,606
STERIS PLC	1,397	309,924
Stryker Corp.	4,755	1,694,111
Zimmer Biomet Holdings, Inc.	2,694	288,043
		14,812,839

Health Care Facilities - 0.2%
HCA Healthcare, Inc.	2,686	963,576

Health Care Services - 0.4%
Cigna Group	3,955	1,245,074
CVS Health Corp.	17,520	989,179
Labcorp Holdings, Inc.	1,383	315,697
Quest Diagnostics, Inc.	1,242	192,299
		2,742,249

Health Care Supplies - 0.1%
Align Technology, Inc. (a)	808	165,664
Cooper Cos., Inc. (a)	2,567	268,714
		434,378

Heavy Electrical Equipment - 0.2%
GE Vernova, Inc. (a)	3,715	1,120,667

Home Improvement Retail - 1.1%
Home Depot, Inc.	13,736	5,408,550
Lowe's Cos., Inc.	7,788	2,039,132
		7,447,682

Homebuilding - 0.3%
DR Horton, Inc.	3,950	667,550
Lennar Corp. - Class A	3,225	549,217
Lennar Corp. - Class B	109	17,475
NVR, Inc. (a)	44	402,724
PulteGroup, Inc.	2,752	356,467
		1,993,433

Hotels, Resorts & Cruise Lines - 0.9%
Airbnb, Inc. - Class A (a)	4,919	663,032
Booking Holdings, Inc.	462	2,160,427
Carnival Corp. (a)	13,577	298,694
Expedia Group, Inc. (a)	1,834	286,673

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Hotels, Resorts & Cruise Lines - 0.9% (Continued)
Hilton Worldwide Holdings, Inc.	3,162	$742,596
Marriott International, Inc. - Class A	3,193	830,244
Royal Caribbean Cruises Ltd.	3,377	696,844
		5,678,510

Household Products - 1.1%
Church & Dwight Co., Inc.	3,096	309,321
Clorox Co.	1,661	263,352
Colgate-Palmolive Co.	11,272	1,056,299
Kimberly-Clark Corp.	4,486	601,932
Procter & Gamble Co.	32,624	5,388,832
		7,619,736

Human Resource & Employment Services - 0.3%
Automatic Data Processing, Inc.	5,627	1,627,553
Paychex, Inc.	4,272	595,218
		2,222,771

Independent Power Producers & Energy Traders - 0.1%
AES Corp.	8,746	144,222
Vistra Corp.	4,737	591,935
		736,157

Industrial Conglomerates - 0.4%
3M Co.	7,568	972,261
Honeywell International, Inc.	8,848	1,819,857
		2,792,118

Industrial Gases - 0.6%
Air Products and Chemicals, Inc.	2,956	917,927
Linde PLC	6,590	3,006,028
		3,923,955

Industrial Machinery & Supplies & Components - 0.7%
Dover Corp.	1,906	360,863
Fortive Corp.	4,622	330,149
IDEX Corp.	852	182,873
Illinois Tool Works, Inc.	3,906	1,019,974
Ingersoll Rand, Inc.	5,571	534,816
Otis Worldwide Corp.	5,623	552,179
Parker-Hannifin Corp.	1,864	1,181,907

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Industrial Machinery & Supplies & Components - 0.7% (Continued)
Stanley Black & Decker, Inc.	2,051	$190,620
Symbotic, Inc. (a)(b)	305	8,476
Xylem, Inc.	3,722	453,265
		4,815,122

Insurance Brokers - 0.6%
Aon PLC - Class A	3,058	1,121,888
Arthur J Gallagher & Co.	2,956	831,227
Brown & Brown, Inc.	2,962	309,944
Marsh & McLennan Cos., Inc.	6,868	1,498,872
Willis Towers Watson PLC	1,436	433,945
		4,195,876

Integrated Oil & Gas - 1.7%
Chevron Corp.	23,920	3,559,774
Exxon Mobil Corp.	62,284	7,273,526
Occidental Petroleum Corp.	8,462	424,031
		11,257,331

Integrated Telecommunication Services - 0.7%
AT&T, Inc.	98,892	2,229,026
Verizon Communications, Inc.	53,474	2,252,859
		4,481,885

Interactive Home Entertainment - 0.2%
Electronic Arts, Inc.	3,702	558,447
ROBLOX Corp. - Class A (a)	6,552	338,869
Take-Two Interactive Software, Inc. (a)	2,215	358,210
		1,255,526

Interactive Media & Services - 6.4%
Alphabet, Inc. - Class A	80,752	13,817,475
Alphabet, Inc. - Class C	66,499	11,483,712
Meta Platforms, Inc. - Class A	30,324	17,211,296
Pinterest, Inc. - Class A (a)	7,918	251,713
Snap, Inc. - Class A (a)	13,997	170,204
		42,934,400

Internet Services & Infrastructure - 0.3%
Akamai Technologies, Inc. (a)	2,002	202,362
Cloudflare, Inc. - Class A (a)	3,781	331,632
GoDaddy, Inc. - Class A (a)	1,934	322,591

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Internet Services & Infrastructure - 0.3% (Continued)
MongoDB, Inc. (a)	1,123	$303,659
Okta, Inc. (a)	2,080	149,531
Snowflake, Inc. - Class A (a)	3,935	451,817
VeriSign, Inc. (a)	992	175,425
		1,937,017

Investment Banking & Brokerage - 1.0%
Charles Schwab Corp.	19,544	1,384,301
Goldman Sachs Group, Inc.	4,511	2,335,751
Interactive Brokers Group, Inc. - Class A	1,147	175,009
LPL Financial Holdings, Inc.	842	237,596
Morgan Stanley	17,068	1,984,155
Raymond James Financial, Inc.	2,431	360,323
		6,477,135

IT Consulting & Other Services - 1.0%
Accenture PLC - Class A	8,625	2,974,072
Cognizant Technology Solutions Corp. - Class A	6,645	495,651
EPAM Systems, Inc. (a)	609	114,888
Gartner, Inc. (a)	1,072	538,680
International Business Machines Corp.	12,935	2,673,923
		6,797,214

Life & Health Insurance - 0.4%
Aflac, Inc.	7,865	824,173
MetLife, Inc.	8,342	654,180
Principal Financial Group, Inc.	2,998	247,035
Prudential Financial, Inc.	4,731	579,453
		2,304,841

Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	3,957	515,637
Avantor, Inc. (a)	9,270	207,370
Danaher Corp.	9,297	2,283,901
ICON PLC (a)	1,135	252,095
Illumina, Inc. (a)	2,113	304,568
IQVIA Holdings, Inc. (a)	2,325	478,531
Mettler-Toledo International, Inc. (a)	288	372,024
Revvity, Inc.	1,366	161,994
Thermo Fisher Scientific, Inc.	5,303	2,897,135
Waters Corp. (a)	806	260,427
West Pharmaceutical Services, Inc.	983	302,695
		8,036,377

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Managed Health Care - 1.4%
Centene Corp. (a)	7,338	$456,864
Elevance Health, Inc.	3,121	1,266,377
Humana, Inc.	1,833	472,602
Molina Healthcare, Inc. (a)	781	250,873
UnitedHealth Group, Inc.	12,645	7,138,103
		9,584,819

Metal, Glass & Plastic Containers - 0.0%(c)
Ball Corp.	4,191	248,317

Movies & Entertainment - 1.2%
Liberty Media Corp.-Liberty Formula One - Class A (a)	255	18,931
Liberty Media Corp.-Liberty Formula One - Class C (a)	2,632	210,139
Live Nation Entertainment, Inc. (a)	2,089	244,706
Netflix, Inc. (a)	5,949	4,497,623
Spotify Technology SA (a)	1,693	651,974
Walt Disney Co.	25,026	2,407,501
Warner Bros Discovery, Inc. (a)	30,364	246,859
Warner Music Group Corp. - Class A	1,416	45,255
		8,322,988

Multi-line Insurance - 0.1%
American International Group, Inc.	9,575	726,551

Multi-Sector Holdings - 1.2%
Berkshire Hathaway, Inc. - Class B (a)	17,926	8,083,192

Multi-Utilities - 0.6%
Ameren Corp.	3,265	284,414
CenterPoint Energy, Inc.	8,417	248,554
CMS Energy Corp.	3,940	274,263
Consolidated Edison, Inc.	4,561	463,763
Dominion Energy, Inc.	11,439	680,964
DTE Energy Co.	2,351	292,041
Public Service Enterprise Group, Inc.	6,620	591,894
Sempra	8,441	703,726
WEC Energy Group, Inc.	4,205	401,704
		3,941,323

Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	13,701	521,734
Halliburton Co.	11,268	312,575

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Oil & Gas Equipment & Services - 0.2% (Continued)
Schlumberger NV	19,433	$778,680
		1,612,989

Oil & Gas Exploration & Production - 0.7%
ConocoPhillips	16,059	1,759,103
Coterra Energy, Inc.	9,930	237,526
Devon Energy Corp.	8,514	329,321
Diamondback Energy, Inc.	2,327	411,344
EOG Resources, Inc.	7,886	961,777
EQT Corp.	8,773	320,565
Hess Corp.	3,794	510,217
Marathon Oil Corp.	7,909	219,079
		4,748,932

Oil & Gas Refining & Marketing - 0.3%
Marathon Petroleum Corp.	4,923	716,149
Phillips 66	5,942	723,854
Valero Energy Corp.	4,492	582,882
		2,022,885

Oil & Gas Storage & Transportation - 0.5%
Cheniere Energy, Inc.	2,930	560,743
Kinder Morgan, Inc.	26,603	652,039
ONEOK, Inc.	7,877	763,124
Targa Resources Corp.	2,803	467,989
Williams Cos., Inc.	16,710	875,103
		3,318,998

Other Specialty Retail - 0.1%
Tractor Supply Co.	1,475	391,627
Ulta Beauty, Inc. (a)	668	246,479
		638,106

Packaged Foods & Meats - 0.6%
Campbell Soup Co.	2,563	119,564
Conagra Brands, Inc.	6,377	184,550
General Mills, Inc.	7,722	525,250
Hershey Co.	1,995	354,272
Hormel Foods Corp.	3,894	118,962
J M Smucker Co.	1,131	128,380
Kellanova	3,689	297,518
Kraft Heinz Co.	10,524	352,133

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Packaged Foods & Meats - 0.6% (Continued)
McCormick & Co., Inc.	3,112	$243,483
Mondelez International, Inc. - Class A	18,662	1,277,974
Tyson Foods, Inc. - Class A	3,849	225,513
		3,827,599

Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	19,621	218,382
Smurfit WestRock PLC	7,087	364,980
		583,362

Passenger Airlines - 0.0%(c)
Delta Air Lines, Inc.	2,140	122,451
Southwest Airlines Co.	2,012	61,527
United Airlines Holdings, Inc. (a)	923	72,234
		256,212

Passenger Ground Transportation - 0.3%
Grab Holdings Ltd. - Class A (a)	37,859	154,465
Uber Technologies, Inc. (a)	28,360	2,043,338
		2,197,803

Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	2,773	191,170
Kenvue, Inc.	23,961	549,426
		740,596

Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	28,022	1,562,787
Eli Lilly & Co.	11,797	9,788,443
Johnson & Johnson	33,671	5,382,646
Merck & Co., Inc.	34,895	3,570,456
Pfizer, Inc.	77,891	2,204,315
Royalty Pharma PLC - Class A	4,952	133,704
Zoetis, Inc.	5,797	1,036,388
		23,678,739

Property & Casualty Insurance - 1.1%
Allstate Corp.	3,535	659,348
Arch Capital Group Ltd. (a)	4,752	468,357
Chubb Ltd.	5,560	1,570,366
Cincinnati Financial Corp.	2,061	290,251
Erie Indemnity Co. - Class A	272	122,084

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Property & Casualty Insurance - 1.1% (Continued)
Hartford Financial Services Group, Inc.	4,040	$446,178
Loews Corp.	2,396	189,188
Markel Group, Inc. (a)	204	314,570
Progressive Corp.	8,211	1,993,877
Travelers Cos., Inc.	3,270	804,224
W R Berkley Corp.	3,780	216,103
		7,074,546

Rail Transportation - 0.5%
CSX Corp.	26,945	906,430
Norfolk Southern Corp.	3,269	818,655
Union Pacific Corp.	8,241	1,912,489
		3,637,574

Real Estate Services - 0.1%
CBRE Group, Inc. - Class A (a)	4,005	524,535
CoStar Group, Inc. (a)	5,569	405,367
		929,902

Regional Banks - 0.3%
Citizens Financial Group, Inc.	6,000	252,720
Huntington Bancshares, Inc.	19,415	302,680
M&T Bank Corp.	2,169	422,261
Regions Financial Corp.	12,811	305,799
Truist Financial Corp.	18,329	789,063
		2,072,523

Research & Consulting Services - 0.3%
Amentum Holdings, Inc. (a)	1,541	45,829
Booz Allen Hamilton Holding Corp.	2,155	391,477
Equifax, Inc.	1,676	444,174
Jacobs Solutions, Inc.	1,541	216,634
Leidos Holdings, Inc.	1,871	342,692
TransUnion	2,486	251,832
Verisk Analytics, Inc.	1,956	537,352
		2,229,990

Restaurants - 1.1%
Chipotle Mexican Grill, Inc. (a)	19,050	1,062,418
Darden Restaurants, Inc.	1,323	211,706
Domino's Pizza, Inc.	375	155,149
DoorDash, Inc. - Class A (a)	4,875	763,913

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Restaurants - 1.1% (Continued)
McDonald's Corp.	9,870	$2,883,126
Starbucks Corp.	15,214	1,486,408
Yum! Brands, Inc.	3,828	502,080
		7,064,800

Semiconductor Materials & Equipment - 0.8%
Applied Materials, Inc.	11,365	2,063,657
Enphase Energy, Inc. (a)	1,832	152,129
Entegris, Inc.	2,015	210,991
KLA Corp.	1,859	1,238,521
Lam Research Corp.	18,420	1,369,527
Teradyne, Inc.	2,047	217,412
		5,252,237

Semiconductors - 10.6%
Advanced Micro Devices, Inc. (a)	22,179	3,195,328
Analog Devices, Inc.	7,060	1,575,157
Broadcom, Inc.	63,115	10,715,034
First Solar, Inc. (a)	1,664	323,615
GLOBALFOUNDRIES, Inc. (a)	941	34,346
Intel Corp.	58,185	1,252,141
Marvell Technology, Inc.	11,734	940,011
Microchip Technology, Inc.	7,331	537,875
Micron Technology, Inc.	15,109	1,505,612
Monolithic Power Systems, Inc.	685	520,120
NVIDIA Corp.	327,933	43,536,385
NXP Semiconductors NV	3,710	869,995
ON Semiconductor Corp. (a)	5,840	411,662
Qualcomm, Inc.	15,284	2,487,777
Skyworks Solutions, Inc.	2,127	186,283
Texas Instruments, Inc.	12,674	2,574,850
		70,666,191

Soft Drinks & Non-alcoholic Beverages - 1.2%
Coca-Cola Co.	53,615	3,501,595
Keurig Dr Pepper, Inc.	14,643	482,487
Monster Beverage Corp. (a)	10,178	536,177
PepsiCo, Inc.	18,872	3,134,262
		7,654,521

Specialty Chemicals - 0.5%
Celanese Corp.	1,993	251,058
DuPont de Nemours, Inc.	4,992	414,286

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Specialty Chemicals - 0.5% (Continued)
Ecolab, Inc.	3,352	$823,687
International Flavors & Fragrances, Inc.	3,194	317,580
PPG Industries, Inc.	2,981	371,164
Sherwin-Williams Co.	3,240	1,162,415
		3,340,190

Steel - 0.1%
Nucor Corp.	3,078	436,584
Steel Dynamics, Inc.	2,037	265,828
		702,412

Systems Software - 7.7%
Crowdstrike Holdings, Inc. - Class A (a)	3,102	920,891
Fortinet, Inc. (a)	8,492	667,981
Microsoft Corp.	103,148	41,914,190
Oracle Corp.	22,059	3,702,382
Palo Alto Networks, Inc. (a)	4,492	1,618,602
ServiceNow, Inc. (a)	2,831	2,641,295
Zscaler, Inc. (a)	1,013	183,140
		51,648,481

Technology Distributors - 0.1%
CDW Corp.	1,845	347,284

Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	204,719	46,248,069
Dell Technologies, Inc. - Class C	3,931	485,990
Hewlett Packard Enterprise Co.	17,650	343,998
HP, Inc.	12,949	459,948
NetApp, Inc.	2,657	306,379
Seagate Technology Holdings PLC	2,606	261,564
Super Micro Computer, Inc. (a)(b)	7,816	227,524
Western Digital Corp. (a)	4,286	279,919
		48,613,391

Tobacco - 0.6%
Altria Group, Inc.	24,622	1,340,914
Philip Morris International, Inc.	22,002	2,919,666
		4,260,580

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Trading Companies & Distributors - 0.4%
Fastenal Co.	7,776	$607,928
Ferguson Enterprises, Inc.	2,617	514,868
United Rentals, Inc.	828	672,998
Watsco, Inc.	461	218,058
WW Grainger, Inc.	565	626,715
		2,640,567

Transaction & Payment Processing Services - 2.5%
Block, Inc. (a)	7,543	545,510
Corpay, Inc. (a)	958	315,872
Fidelity National Information Services, Inc.	7,965	714,699
Fiserv, Inc. (a)	8,054	1,593,887
Global Payments, Inc.	3,227	334,672
Mastercard, Inc. - Class A	11,334	5,662,353
PayPal Holdings, Inc. (a)	14,832	1,176,178
Visa, Inc. - Class A	22,965	6,656,405
		16,999,576

Water Utilities - 0.1%
American Water Works Co., Inc.	2,506	346,104

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	6,639	1,481,559
TOTAL COMMON STOCKS (Cost $519,572,590)		653,162,920

REAL ESTATE INVESTMENT TRUSTS - 2.0%
Alexandria Real Estate Equities, Inc.	2,268	252,995
American Tower Corp.	6,743	1,439,900
AvalonBay Communities, Inc.	1,909	423,054
Crown Castle, Inc.	5,877	631,719
Digital Realty Trust, Inc.	4,072	725,753
Equinix, Inc.	1,243	1,128,743
Equity Residential	4,813	338,691
Essex Property Trust, Inc.	974	276,480
Extra Space Storage, Inc.	2,697	440,420
Invitation Homes, Inc.	7,782	244,433
Iron Mountain, Inc.	3,932	486,506
Lineage, Inc.	824	61,009
Mid-America Apartment Communities, Inc.	1,995	301,923
Prologis, Inc.	12,726	1,437,274
Public Storage	2,107	693,329
Realty Income Corp.	11,966	710,421

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 2.0% (CONTINUED)	Shares	Value
SBA Communications Corp.	1,529	$350,860
Simon Property Group, Inc.	4,165	704,385
Sun Communities, Inc.	1,363	180,843
UDR, Inc.	4,366	184,202
Ventas, Inc.	5,529	362,094
VICI Properties, Inc.	14,003	444,735
Welltower, Inc.	8,438	1,138,117
Weyerhaeuser Co.	9,901	308,515
WP Carey, Inc.	2,766	154,122
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $11,926,186)		13,420,523

SHORT-TERM INVESTMENTS - 0.4%
Investments Purchased with Proceeds from Securities Lending - 0.1%
First American Government Obligations Fund - Class X, 4.78% (d)	377,568	377,568

Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.78% (d)	2,209,229	2,209,229
TOTAL SHORT-TERM INVESTMENTS (Cost $2,586,797)		2,586,797

TOTAL INVESTMENTS - 100.0% (Cost $534,085,573)		$669,170,240
Other Assets in Excess of Liabilities - 0.0% (e)		196,544
TOTAL NET ASSETS - 100.0%		$669,366,784
Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $335,600 which represented 0.1% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(e)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE 500 ETF

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

Strive 500 ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$653,162,920	$—	$—	$653,162,920
Real Estate Investment Trusts	13,420,523	—	—	13,420,523
Investments Purchased with Proceeds from Securities Lending	377,568	—	—	377,568
Money Market Funds	2,209,229	—	—	2,209,229
Total Investments in Securities	$669,170,240	$—	$—	$669,170,240

Refer to the Schedule of Investments for additional information.
During the fiscal period ended October 31, 2024, the Strive 500 ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.